Derivative Liabilities (FY) (Tables)	12 Months Ended
Jun. 30, 2019
Derivative [Member]
Summary of Fair Value Measurement Inputs and Valuation Techniques
To execute the model and value the derivatives, certain assumptions were needed as noted below:

Assumptions	At Issuance October 24, 2017	Year Ending June 30, 2018	Year Ending June 30, 2019
Warrant Issue Date:	October 24, 2017	October 24, 2017	October 24, 2017
Valuation Date:	October 24, 2017	June 30, 2018	June 30, 2019
Warrant Expiration Date:	October 31, 2022	October 31, 2022	October 31, 2022
Total Number of Warrants Issued:	133,750	133,750	133,750
Warrant Exercise Price (USD):	32.00	32.00	32.00
Next Capital Raise Date:(1)	October 31, 2018	June 30, 2019	February 29, 2020
Threshold Exercise Price Post Capital Raise:	20.08	17.20	6.40
Spot Price (USD):	26.53	26.24	2.48
Expected Life (Years):	5.0	4.3	3.3
Volatility:	66.0%	65.0%	75.0%
Volatility (Per-period Equivalent):	19.1%	18.8%	21.7%
Risk Free Interest Rate:	2.04%	2.71%	1.73%
Risk Free Rate (Per-period Equivalent):	0.17%	0.22%	0.14%

Nominal Value (USD Mn):	4.3	4.3	4.3
No. of Shares on Conversion (Mn):	0.1	0.1	0.1
Contracted Conversion Ratio:	1:1	1:1	1:1

Fair Values (in thousands)
Fair Value without Anti-Dilution Protection:	$1,837	$1,704	$15
Fair Value of Embedded Derivative:	253	260	$72
Fair Value of the Warrants Issued:	$2,090	$1,964	$87

Gain/(Loss) on Fair Value Adjustments to Derivative Liabilities	Not Applicable	126	1,877

(1)	Next Capital Raise Date was assumed to be within a year of the debt offering and each valuation date.